Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2050 Fund
December 31, 2025
AFF50-NPRT3-0226
1.843409.119
Bond Funds - 5.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	106,897	810,280
Fidelity Series Emerging Markets Debt Fund (b)	1,248,275	10,647,786
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	307,148	2,930,191
Fidelity Series Floating Rate High Income Fund (b)	190,848	1,679,462
Fidelity Series High Income Fund (b)	1,184,206	10,551,274
Fidelity Series International Credit Fund (b)	73,216	618,675
Fidelity Series International Developed Markets Bond Index Fund (b)	1,907,055	16,171,828
Fidelity Series Long-Term Treasury Bond Index Fund (b)	12,507,281	67,414,242
Fidelity Series Real Estate Income Fund (b)	172,338	1,742,339
TOTAL BOND FUNDS (Cost $126,750,884)		112,566,077

Domestic Equity Funds - 54.7%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	10,462,561	167,400,982
Fidelity Advisor Series Growth Opportunities Fund (b)	6,719,166	118,055,744
Fidelity Series All-Sector Equity Fund (b)	5,586,906	77,769,738
Fidelity Series Commodity Strategy Fund (b)	141,151	13,656,343
Fidelity Series Intrinsic Opportunities Fund (b)	2,416,771	25,690,273
Fidelity Series Large Cap Stock Fund (b)	8,543,211	228,103,746
Fidelity Series Large Cap Value Index Fund (b)	1,198,880	21,855,586
Fidelity Series Opportunistic Insights Fund (b)	5,651,921	144,180,493
Fidelity Series Small Cap Core Fund (b)	441,797	5,973,091
Fidelity Series Small Cap Discovery Fund (b)	1,754,428	19,281,167
Fidelity Series Small Cap Opportunities Fund (b)	2,367,789	38,405,530
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,079,264	131,830,911
Fidelity Series Value Discovery Fund (b)	7,738,620	131,788,693
TOTAL DOMESTIC EQUITY FUNDS (Cost $797,436,696)		1,123,992,297

International Equity Funds - 39.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,785,158	74,756,865
Fidelity Series Emerging Markets Fund (b)	4,288,860	50,351,221
Fidelity Series Emerging Markets Opportunities Fund (b)	8,227,597	202,810,266
Fidelity Series International Growth Fund (b)	7,948,910	151,903,665
Fidelity Series International Small Cap Fund (b)	1,329,685	23,788,073
Fidelity Series International Value Fund (b)	9,812,957	153,082,135
Fidelity Series Overseas Fund (b)	10,183,435	152,038,685
Fidelity Series Select International Small Cap Fund (b)	116,897	1,615,510
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $552,798,352)		810,346,420

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	280,000	279,642
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	2,470,000	2,465,124
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	1,990,000	1,984,745
US Treasury Bills 0% 1/8/2026 (d)	3.89	560,000	559,676
US Treasury Bills 0% 2/26/2026 (d)	3.75 to 3.78	70,000	69,616
US Treasury Bills 0% 3/12/2026 (d)	3.64	30,000	29,796
US Treasury Bills 0% 3/19/2026 (d)	3.56	260,000	258,064
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	310,000	308,113
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,953,315)			5,954,776

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	2,495,771	2,496,270
Fidelity Series Government Money Market Fund (b)(f)	3.84	5,723	5,723
TOTAL MONEY MARKET FUNDS (Cost $2,502,051)			2,501,993

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,485,441,298)	2,055,361,563
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,487,844)
NET ASSETS - 100.0%	2,053,873,719

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	74	3/2026	10,737,770	23,203

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	618	3/2026	70,925,156	(360,093)
CBOT US Treasury Long Bond Contracts (United States)	374	3/2026	43,091,813	(498,845)

TOTAL INTEREST RATE CONTRACTS				(858,938)

TOTAL LONG				(835,735)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	164	3/2026	20,483,600	393,002
CME E-Mini S&P 500 Index Contracts (United States)	56	3/2026	19,299,000	13,249

TOTAL SHORT				406,251

TOTAL FUTURES CONTRACTS				(429,484)
The notional amount of long futures as a percentage of Net Assets is 6.1%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,954,776.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,174,342	33,543,204	38,221,290	101,803	72	(58)	2,496,270	2,495,771	0.0%
Total	7,174,342	33,543,204	38,221,290	101,803	72	(58)	2,496,270

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	137,730,082	33,613,290	17,648,499	20,757,722	304,146	13,401,963	167,400,982	10,462,561
Fidelity Advisor Series Growth Opportunities Fund	96,333,390	21,354,259	18,287,347	15,779,490	2,218,854	16,436,588	118,055,744	6,719,166
Fidelity Advisor Series Small Cap Fund	235,082	-	229,351	-	14,857	(20,588)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	833,108	67,399	72,407	34,819	(11,359)	(6,461)	810,280	106,897
Fidelity Series All-Sector Equity Fund	61,630,541	8,383,075	4,854,207	4,141,549	112,462	12,497,867	77,769,738	5,586,906
Fidelity Series Canada Fund	49,522,293	17,093,790	3,886,214	1,506,872	151,257	11,875,739	74,756,865	3,785,158
Fidelity Series Commodity Strategy Fund	3,495,332	10,228,863	248,169	104,908	10,677	169,640	13,656,343	141,151
Fidelity Series Emerging Markets Debt Fund	8,836,361	1,817,266	640,119	441,644	3,496	630,782	10,647,786	1,248,275
Fidelity Series Emerging Markets Debt Local Currency Fund	2,648,650	266,550	168,713	190,668	(4,367)	188,071	2,930,191	307,148
Fidelity Series Emerging Markets Fund	42,354,409	3,489,254	7,309,066	1,202,134	564,496	11,252,128	50,351,221	4,288,860
Fidelity Series Emerging Markets Opportunities Fund	169,519,784	13,139,871	28,004,050	5,025,225	2,436,463	45,718,198	202,810,266	8,227,597
Fidelity Series Floating Rate High Income Fund	1,653,879	153,788	120,676	99,492	(249)	(7,280)	1,679,462	190,848
Fidelity Series Government Money Market Fund	-	1,956,908	1,951,185	5,723	-	-	5,723	5,723
Fidelity Series High Income Fund	9,379,615	1,424,757	648,715	545,239	1,790	393,827	10,551,274	1,184,206
Fidelity Series International Credit Fund	586,765	27,535	-	27,536	-	4,375	618,675	73,216
Fidelity Series International Developed Markets Bond Index Fund	15,638,193	2,288,510	1,513,799	624,787	(18,484)	(222,592)	16,171,828	1,907,055
Fidelity Series International Growth Fund	129,134,954	23,830,603	10,704,918	11,956,954	348,452	9,294,574	151,903,665	7,948,910
Fidelity Series International Small Cap Fund	22,840,856	3,639,793	4,535,558	3,143,001	804,112	1,038,870	23,788,073	1,329,685
Fidelity Series International Value Fund	137,399,708	19,824,404	24,561,951	15,511,002	6,466,708	13,953,266	153,082,135	9,812,957
Fidelity Series Intrinsic Opportunities Fund	23,259,890	3,716,058	1,971,888	2,767,653	(4,050)	690,263	25,690,273	2,416,771
Fidelity Series Investment Grade Bond Fund	406,014	1,320,898	1,745,933	10,563	19,829	(808)	-	-
Fidelity Series Large Cap Stock Fund	186,185,678	31,943,753	25,320,505	21,028,569	1,706,410	33,588,410	228,103,746	8,543,211
Fidelity Series Large Cap Value Index Fund	18,486,257	2,703,615	1,190,402	732,885	3,440	1,852,676	21,855,586	1,198,880
Fidelity Series Long-Term Treasury Bond Index Fund	75,611,251	13,547,219	20,146,145	2,129,441	(7,068,596)	5,470,513	67,414,242	12,507,281
Fidelity Series Opportunistic Insights Fund	118,432,960	26,308,127	13,723,666	20,134,503	275,871	12,887,201	144,180,493	5,651,921
Fidelity Series Overseas Fund	130,342,985	24,323,955	7,924,108	12,605,609	447,226	4,848,627	152,038,685	10,183,435
Fidelity Series Real Estate Income Fund	1,701,896	138,276	120,677	83,979	(4,245)	27,089	1,742,339	172,338
Fidelity Series Select International Small Cap Fund	315,229	1,086,572	30,255	46,790	2,716	241,248	1,615,510	116,897
Fidelity Series Small Cap Core Fund	5,109,142	276,400	668,707	48,334	(3,559)	1,259,815	5,973,091	441,797
Fidelity Series Small Cap Discovery Fund	17,043,856	2,545,196	1,551,058	1,863,964	27,464	1,215,709	19,281,167	1,754,428
Fidelity Series Small Cap Opportunities Fund	33,315,933	2,755,629	4,744,427	1,673,895	636,928	6,441,467	38,405,530	2,367,789
Fidelity Series Stock Selector Large Cap Value Fund	109,139,916	25,904,861	11,022,242	9,476,015	80,162	7,728,214	131,830,911	9,079,264
Fidelity Series Value Discovery Fund	111,334,687	22,798,953	12,463,781	7,219,861	316,418	9,802,416	131,788,693	7,738,620
	1,720,458,696	321,969,427	228,008,738	160,920,826	9,839,325	222,651,807	2,046,910,517

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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